Equity Incentive Plans and Share-Based Payments (Details Narrative) - USD ($) $ / shares in Units, $ in Millions			3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 12, 2022	Dec. 11, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Grant fair value							$ 29.28	$ 49.55
Unrecognized compensation cost			$ 1.4		$ 1.4		$ 2.2
Compensation cost recognized, weighted average period					2 years 1 month 6 days		2 years 3 months 18 days
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation cost			0.2		$ 0.2		$ 0.6
Compensation cost recognized, weighted average period					10 months 24 days		1 year 4 months 24 days
Share based compensation vested in period, fair value							$ 0.8	$ 0.0
Selling, General and Administrative Expenses [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation expenses			0.2	$ 0.2	$ 0.4	$ 0.3	0.8	0.8
Selling, General and Administrative Expenses [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation expenses			$ 0.1	$ 0.4	$ 0.2	$ 0.8	$ 1.0	$ 0.1
2021 Omnibus Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Remain eligible for issuance shares								137,500
Share-based payment award, terms of award								10 years for stock options issued under the 2021 Plan
Number of shares available for future issuance							154,359
2021 Omnibus Incentive Plan [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares available for future awards, increased	129,490
2021 Omnibus Incentive Plan [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares available for future awards, increased	266,990
Omnibus Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Remain eligible for issuance shares			152,301		152,301			137,500
Share-based payment award, terms of award								10 years for stock options issued under the 2021 Plan.
Number of shares available for future awards, increased	266,990	129,490